EQ/Large Cap Value Index Portfolio
EQ/Large Cap Value Index Portfolio – Class IA, IB and K Shares
Investment Objective:
Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees <br/>(fees paid directly from your investment)
Shareholder Fees - EQ/Large Cap Value Index Portfolio - USD ($)	Class IA Shares	Class IB Shares	Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of<br/>your investment)
Annual Portfolio Operating Expenses - EQ/Large Cap Value Index Portfolio	Class IA Shares	Class IB Shares	Class K Shares
Management Fee	0.35%	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	none
Other Expenses	0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.74%	0.49%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Expense Example - EQ/Large Cap Value Index Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	76	237	411	918
Class IB Shares	76	237	411	918
Class K Shares	50	157	274	616

Expense Example, No Redemption - EQ/Large Cap Value Index Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	76	237	411	918
Class IB Shares	76	237	411	918
Class K Shares	50	157	274	616

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16% of the average value of the Portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE <br/><br/>Principal Investment Strategy:
The Portfolio normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the Russell 1000® Value Index (“Russell 1000 Value”). The Portfolio’s investments in equity securities in the Russell 1000 Value may include financial instruments that derive their value from such securities. The Russell 1000 Value measures the performance of the large-cap value segment of the U.S. equity universe. As of December 31, 2018, the market capitalization of companies in the Russell 1000 Value ranged from $0.5 billion to $779.7 billion.

The Sub-Adviser does not anticipate utilizing customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio is constructed and maintained by utilizing a replication construction technique. That is, the Portfolio seeks to hold all securities in the Russell 1000 Value in the exact weight each represents in the Index, although in certain instances a sampling approach may be utilized. This strategy is commonly referred to as an indexing strategy. Individual securities holdings may differ from those of the Russell 1000 Value, and the Portfolio may not track the performance of the Russell 1000 Value perfectly due to expenses and transaction costs, the size and frequency of cash flow into and out of the Portfolio, and differences between how and when the Portfolio and the Russell 1000 Value are valued.

The Portfolio will remain substantially fully invested in securities comprising the index even when prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

The Portfolio also may lend its portfolio securities to earn additional income.
Principal Risks:
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective.

The following risks, which are described in alphabetical order and not in order of importance or potential exposure, can negatively affect the Portfolio’s performance.

Equity Risk: In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Index Strategy Risk: The Portfolio employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Investment Style Risk: The Portfolio may use a particular style or set of styles — in this case a “value” style — to select investments. A particular style may be out of favor or may not produce the best results over short or longer time periods. Value stocks are subject to the risks that, notwithstanding that a stock is selling at a discount to its perceived true worth, the stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually have been appropriately priced at the time of investment.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk: The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Changes in the financial condition of a single issuer can impact the market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. In addition, markets and market-participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large.

Portfolio Management Risk: The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.

Sector Risk: From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2018 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Class K shares were not operational for the period from April 14, 2015 through April 30, 2015. The returns of Class K were calculated assuming the shares were in operation for the entire period. Past performance is not an indication of future performance.

Performance information for the periods prior to November 19, 2018 is that of the Portfolio when it engaged a different Sub-Adviser.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.
Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
18.00% (2009 3rd Quarter)	–16.55% (2009 1st Quarter)

Average Annual Total Returns
Average Annual Total Returns - EQ/Large Cap Value Index Portfolio	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class IA Shares	(8.90%)	5.22%	10.49%
Class IB Shares	(8.82%)	5.24%	10.44%
Class K Shares	(8.59%)	5.34%		11.35%	Aug. 26, 2011
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	(8.27%)	5.95%	11.18%